Business combination (Tables)	12 Months Ended
Dec. 31, 2014
Internet service company [Member]
Business combination [Line Items]
Schedule of allocation of the purchase price at the date of acquisition
RMB

Property and equipment	128
Intangible assets
- Technology	10,035
- Software	660
Goodwill	899

Total	11,722

Zhengrenqiang and DuBooker [Member]
Business combination [Line Items]
Schedule of allocation of the purchase price at the date of acquisition
RMB

Cash consideration	60,000
Contingent consideration	183,000
Total consideration	243,000

Net assets acquired	1,882
Identifiable intangible assets acquired
- Brand names	42,000
- Others	18,300
Goodwill	195,893
Deferred tax liabilities	(15,075)
Total	243,000

Xingxue and Chuangzhi [Member]
Business combination [Line Items]
Schedule of allocation of the purchase price at the date of acquisition
RMB

Net liabilities assumed	(8,549)
Identifiable intangible assets acquired
- Brand names	43,620
- Other	4,792
Goodwill	100,382
Deferred tax liabilities	(12,103)
Total	128,142